Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2022
BALANCE SHEET COMPONENTS [Abstract]
Balance sheet components account, net

	As of December 31,
	2021	2022
Accounts receivable, net

Accounts receivable	$94,908	81,453
Allowance for credit losses	(12,358)	(13,912)

	$82,550	67,541

Balance sheet components movement of allowance for credit losses
The following table presents the movement of allowances for credit losses for the years of 2020, 2021 and 2022:

	Balance at the beginning of year	Changes on initial application of ASU 2016-13	Additional allowance for credit losses, net of recoveries	Write-offs	Exchange difference	Balance at the end of year
2020	3,956	3,383	2,419	(3,231)	480	7,007
2021	7,007	0	6,292	(1,155)	214	12,358
2022	12,358	0	3,279	(585)	(1,140)	13,912

Balance sheet components other assets and liabilities

	As of December 31,
	2021	2022
Prepaid and other current assets
Matching loan due from a related party (See Note 9)	$34,123	$34,123
Prepaid revenue-sharing cost	12,428	12,552
Prepaid taxes	28,719	11,468
Prepaid content and license costs	8,694	7,349
Prepaid advertising and promotion fee	4,685	3,437
Prepaid professional fees	2,432	1,999
Prepaid rental deposits	1,928	1,717
Receivables from third party payment platforms	2,670	1,711
Employee advances	569	1,023
Interest receivable from bank deposits with original maturities of three months or less	3,059	430
Prepaid office rent and facilities expenses	338	320
Others	7,666	6,964

	$107,311	$83,093

Other short-term liabilities
Matching loans due to a related party (See Note 9)	34,123	34,123
Share-based awards in Changyou (See Note 18)	20,693	26,906
Contingent liability related to Shanghai Jingmao liquidation (1)	23,900	21,172
Deposits from customers	10,387	11,100
Other payables related to Shanghai Jingmao liquidation (2)	9,380	8,587
Lease liabilities	1,999	2,039
Contract deposits from advertisers	2,679	2,030
Consideration payable for equity investment	769	707
Others	8,638	7,868

	$112,568	$114,532

Note (1): In August 2019, Changyou ceased operating the cinema advertising business and petitioned for the bankruptcy of Shanghai Jingmao Culture Communication Co., Ltd. (“Shanghai Jingmao”). As of December 31, 2022, legal proceedings involving the bankruptcy were still in progress.
The contingent liability represents the aggregate of estimated potential payments to third parties in connection with the liquidation of Shanghai Jingmao. The stated amount of the contingent liability reflects Changyou’s best estimate as of December 31, 2021 and 2022 pursuant to ASC
450-20.
Changyou may revise this estimate in the future based on developments in Chinese mainland bankruptcy court proceedings.
Note (2): In 2021, Changyou recei
ved
$9.4
million from the bankruptcy proceedings, as a creditor of Shanghai Jingmao, during the process of the liquidation of Shanghai Jingmao. No disposal gain was recognized due to the uncertainty with the proceedings that were still ongoing.

	As of December 31,
	2021	2022
Receipts in advance and deferred revenue
Receipts in advance relating to:
brand advertising business	$4,297	$2,696
online game business	9,310	5,636
other business	5,286	4,340

Total receipts in advance	18,893	12,672
Deferred revenue	38,148	35,408

	$57,041	$48,080